N-2	May 01, 2023
Cover [Abstract]
Entity Central Index Key	0001756404
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Principal Diversified Select Real Asset Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
On or about September 1, 2023, under Principal Investment Strategies, add the following after the second paragraph:
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Risk Factors [Table Text Block]	On or about September 1, 2023, in the Principal Risks section, add the following to the alphabetical list of risks: Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.